ETFMG U.S. Alternative Harvest ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 21.8%
Canada - 2.3%
Pharmaceuticals - 2.3%
Charlottes Web Holdings, Inc. (a)	41,393	$147,927
Hempfusion Wellness, Inc. (a)(b)	32,554	12,208
Total Canada		160,135

United States - 19.5%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Innovative Industrial Properties, Inc.	2,381	454,819
Machinery - 4.1%
Hydrofarm Holdings Group, Inc. (a)	4,891	289,107
Pharmaceuticals - 1.6%
cbdMD, Inc. (a)	16,370	47,473
Zynerba Pharmaceuticals, Inc. (a)	12,340	65,279
Total Pharmaceuticals		112,752
Professional Services - 0.4%
Akerna Corp. (a)	7,625	30,729
Software Publishers - 2.5%
WM Technology, Inc. (a)	9,814	175,278
Specialty Retail - 4.5%
GrowGeneration Corp. (a)	6,812	327,657
Total United States		1,390,342
TOTAL COMMON STOCKS (Cost $1,460,505)		1,550,477

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 0.03% (c)	81,501	81,501
TOTAL SHORT-TERM INVESTMENTS (Cost $81,501)		81,501

Total Investments (Cost $1,542,006) - 22.9%		1,631,978
Other Assets in Excess of Liabilities - 77.1%		5,481,264
TOTAL NET ASSETS - 100.0%		$7,113,242

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Value determined using significant unobservable inputs. The value of this security totals $12,208, which represents 0.2% of total net assets. Classified as Level 3 in the fair value hierarchy. See table below for further information.

(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
Hempfusion Wellness, Inc.	$ -	$ 34,066	$ (5,795)	$ (5,919)	$ (10,145)	$ 12,208	$ -	32,554
	$ -	$ 34,066	$ (5,795)	$ (5,919)	$ (10,145)	$ 12,208	$ -	32,554

ETFMG U.S. Alternative Harvest ETF
Schedule of Total Return Swaps
June 30, 2021 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
4Front Ventures	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	$ 221,436	$ (133)
Acreage Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	78,023	(88)
AYR Wellness	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	280,469	(311)
C21 Investments	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	34,425	(39)
Cansortium	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	34,409	(14)
Ceres Acquisition - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	35,653	(40)
Columbia Care	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	232,942	(267)
Cresco Labs	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	488,433	(562)
Curaleaf Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	681,723	(786)
Goodness Growth Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	41,127	(47)
Green Thumb Industries	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	711,843	(816)
Greenrose Acquisition	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	66,543	(26)
Harvest Health and Recovery	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	286,544	(324)
Jushi Holdings - Class B	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	249,094	(288)
Kushco Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	52,164	(59)
Marimed	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	88,770	(102)
Medicine Man Technologies	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	30,622	(35)
Next Green Wave Canada	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	36,481	(42)
Planet 13 Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	297,496	(340)
Red White and Bloom Brands	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	59,697	(69)
Riv Capital	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	70,219	(78)
Stem Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	25,062	(25)
Terrascend	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	258,976	(293)
Tilt Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	46,498	(54)
TPCO Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	162,947	(174)
Trulieve Cannabis	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	569,325	(596)
Verano Holdings - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 12, 2022	305,126	(351)
					$ 5,446,047	$ (5,959)

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

MJUS
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,538,269	$-	$12,208	$1,550,477
Short-Term Investments	81,501	-	-	81,501
Total Investments in Securities	$1,619,770	$-	$12,208	$1,631,978
Other Financial Instruments***
Swaps	$(5,959)	$-	$-	$(5,959)
Total Swaps	$(5,959)	$-	$-	$(5,959)

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.